STOCK COMPENSATION EXPENSE (Details)	3 Months Ended
Sep. 30, 2014
Risk-free interest rate	73.00%
Dividend yield	0.00%
Expected volatility	58.00%
Expected term	2 years 6 months
Forfeiture rate	0.00%